0843349

# FORM D

**Notice of Exempt Offering of Securities**

## U.S. Securities and Exchange Commission

Washington, DC 20549

**(See instructions beginning on page 5)**

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Intentional misstatements or omissions of fact constitute federal criminal violations. See 18 U.S.C. 1001.

### Item 1. Issuer's Identity

Name of Issuer: Solvay S.A.

Jurisdiction of Incorporation/Organization: Belgium

Previous Name(s): [X] None

Entity Type (Select one)
- [X] Corporation
- [ ] Limited Partnership
- [ ] Limited Liability Company
- [ ] General Partnership
- [ ] Business Trust
- [ ] Other (Specify)

Year of Incorporation/Organization (Select one)
- (●) Over Five Years Ago
- ( ) Within Last Five Years (specify year)
- ( ) Yet to Be Formed

*(If more than one issuer is filing this notice, check this box* [ ] *and identify additional issuer(s) by attaching Items 1 and 2 Continuation Page(s).)*

### Item 2. Principal Place of Business and Contact Information

Street Address 1: Rue du Prince Albert, 33

Street Address 2:

City: Bruxelles

State/Province/Country: Belgium

ZIP/Postal Code: 1050

Phone No.: 011 32 2 509 6414

### Item 3. Related Persons

Last Name: Michielsen

First Name: Aloïs

Middle Name:

Street Address 1: Rue du Prince Albert, 33

Street Address 2:

City: 1050 Bruxelles, Belgium

State/Province/Country:

ZIP/Postal Code:

Relationship(s): [ ] Executive Officer [X] Director [ ] Promoter

Clarification of Response (if Necessary):

*(Identify additional related persons by checking this box* [X] *and attaching Item 3 Continuation Page(s).)*

### Item 4. Industry Group (Select one)

- ( ) Agriculture
- **Banking and Financial Services**
  - ( ) Commercial Banking
  - ( ) Insurance
  - ( ) Investing
  - ( ) Investment Banking
  - ( ) Pooled Investment Fund
    - If selecting this industry group, also select one fund type below and answer the question below:
    - ( ) Hedge Fund
    - ( ) Private Equity Fund
    - ( ) Venture Capital Fund
    - ( ) Other Investment Fund
    - Is the issuer registered as an investment company under the Investment Company Act of 1940? ( ) Yes ( ) No
  - ( ) Other Banking & Financial Services
- ( ) Business Services
- **Energy**
  - ( ) Electric Utilities
  - ( ) Energy Conservation
  - ( ) Coal Mining
  - ( ) Environmental Services
  - ( ) Oil & Gas
  - ( ) Other Energy
- **Health Care**
  - ( ) Biotechnology
  - ( ) Health Insurance
  - ( ) Hospitals & Physcians
  - ( ) Pharmaceuticals
  - ( ) Other Health Care
- (●) Manufacturing
- **Real Estate**
  - ( ) Commercial
  - ( ) Construction
  - ( ) REITS & Finance
  - ( ) Residential
  - ( ) Other Real Estate
- ( ) Retailing
- ( ) Restaurants
- **Technology**
  - ( ) Computers
  - ( ) Telecommunications
  - ( ) Other Technology
- **Travel**
  - ( ) Airlines & Airports
  - ( ) Lodging & Conventions
  - ( ) Tourism & Travel Services
  - ( ) Other Tra[redacted]
- ( ) Other

SEC1972 (09/08)

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

**Item 5. Issuer Size (Select one)**

| Revenue Range (for issuer not specifying "hedge" or "other investment" fund in Item 4 above) | OR | Aggregate Net Asset Value Range (for issuer specifying "hedge" or "other investment" fund in Item 4 above) |
|---|---|---|
| ○ No Revenues | | ○ No Aggregate Net Asset Value |
| ○ $1 - $1,000,000 | | ○ $1 - $5,000,000 |
| ○ $1,000,001 - $5,000,000 | | ○ $5,000,001 - $25,000,000 |
| ○ $5,000,001 - $25,000,000 | | ○ $25,000,001 - $50,000,000 |
| ○ $25,000,001 - $100,000,000 | | ○ $50,000,001 - $100,000,000 |
| ◉ Over $100,000,000 | | ○ Over $100,000,000 |
| ○ Decline to Disclose | | ○ Decline to Disclose |
| ○ Not Applicable | | ○ Not Applicable |

**Item 6. Federal Exemptions and Exclusions Claimed (Select all that apply)**

| | Investment Company Act Section 3(c) | |
|---|---|---|
| ☐ Rule 504(b)(1) (not (i), (ii) or (iii)) | ☐ Section 3(c)(1) | ☐ Section 3(c)(9) |
| ☐ Rule 504(b)(1)(i) | ☐ Section 3(c)(2) | ☐ Section 3(c)(10) |
| ☐ Rule 504(b)(1)(ii) | ☐ Section 3(c)(3) | ☐ Section 3(c)(11) |
| ☐ Rule 504(b)(1)(iii) | ☐ Section 3(c)(4) | ☐ Section 3(c)(12) |
| ☐ Rule 505 | ☐ Section 3(c)(5) | ☐ Section 3(c)(13) |
| ☒ Rule 506 | ☐ Section 3(c)(6) | ☐ Section 3(c)(14) |
| ☐ Securities Act Section 4(6) | ☐ Section 3(c)(7) | |

**Item 7. Type of Filing**

◉ New Notice OR ○ Amendment

Date of First Sale in this Offering: December 26, 2008 OR ☐ First Sale Yet to Occur

**Item 8. Duration of Offering**

Does the issuer intend this offering to last more than one year? ☐ Yes ☒ No

**Item 9. Type(s) of Securities Offered (Select all that apply)**

| | |
|---|---|
| ☒ Equity | ☐ Pooled Investment Fund Interests |
| ☐ Debt | ☐ Tenant-in-Common Securities |
| ☒ Option, Warrant or Other Right to Acquire Another Security | ☐ Mineral Property Securities |
| ☐ Security to be Acquired Upon Exercise of Option, Warrant or Other Right to Acquire Security | ☐ Other (Describe) |

**Item 10. Business Combination Transaction**

Is this offering being made in connection with a business combination transaction, such as a merger, acquisition or exchange offer? ☐ Yes ☒ No

Clarification of Response (if Necessary)

**FORM D** U.S. Securities and Exchange Commission
Washington, DC 20549

## Item 11. Minimum Investment

Minimum investment accepted from any outside investor $ No outside investors

## Item 12. Sales Compensation

Recipient: No sales compensation is being paid

Recipient CRD Number: ☐ No CRD Number

(Associated) Broker or Dealer ☐ None

(Associated) Broker or Dealer CRD Number ☐ No CRD Number

Street Address 1

Street Address 2

City

State/Province/Country

ZIP/Postal Code

States of Solicitation ☐ All States

☐ [illegible] ☐ [illegible] ☐ [illegible] ☐ [illegible] ☒ [illegible] ☐ [illegible] ☐ [illegible] ☐ [illegible] ☐ [illegible] ☐ [illegible] ☒ [illegible] ☐ [illegible] ☐ [illegible]

☐ IL ☐ IN ☐ IA ☐ KS ☐ KY ☐ LA ☐ ME ☐ MD ☐ MA ☐ MI ☐ MN ☐ MS ☐ MO

☐ [illegible] ☐ [illegible] ☐ [illegible] ☐ [illegible] ☒ [illegible] ☐ [illegible] ☐ [illegible] ☐ [illegible] ☐ [illegible] ☐ [illegible] ☐ [illegible] ☐ [illegible] ☐ [illegible]

☐ RI ☐ SC ☐ SD ☐ TN ☒ TX ☐ UT ☐ VT ☐ VA ☐ WA ☐ WV ☐ WI ☒ WY ☐ PR

(Identify additional person(s) being paid compensation by checking this box ☐ and attaching Item 12 Continuation Page(s).)

## Item 13. Offering and Sales Amounts

(a) Total Offering Amount $ 6,864,100 **OR** ☐ Indefinite

(b) Total Amount Sold $ 6,864,100

(c) Total Remaining to be Sold (Subtract (a) from (b)) $ 0 **OR** ☐ Indefinite

Clarification of Response (if Necessary)

*The $ amount is calculated on the closing sales price in Euros of Solvay S.A. shares on the Euronext Brussels Stock Exchange, converted into USD at the December 26, 2008 exchange rate of Euro 1= USD 1.4062.

## Item 14. Investors

Check this box ☐ if securities in the offering have been or may be sold to persons who do not qualify as accredited investors, and enter the number of such non-accredited investors who already have invested in the offering:

Enter the total number of investors who already have invested in the offering: 31

## Item 15. Sales Commissions and Finders' Fees Expenses

Provide separately the amounts of sales commissions and finders' fees expenses, if any. If an amount is not known, provide an estimate and check the box next to the amount.

Sales Commissions $ ☐ Estimate

Finders' Fees $ ☐ Estimate

Clarification of Response (if Necessary)

No sales commissions or finders fees.

FORM D U.S. Securities and Exchange Commission

Washington, DC 20549

## Item 16. Use of Proceeds

Provide the amount of the gross proceeds of the offering that has been or is proposed to be used for payments to any of the persons required to be named as executive officers, directors or promoters in response to Item 3 above. If the amount is unknown, provide an estimate and check the box next to the amount.

$ 0 [X] Estimate

Clarification of Response (if Necessary)

Offering consists of granting $6,864,100* of options to purchase Solvay S.A. shares to eligible senior managers of Solvay S.A.'s majority-owned U.S. subsidiaries.

## Signature and Submission

Please verify the information you have entered and review the Terms of Submission below before signing and submitting this notice.

**Terms of Submission.** In Submitting this notice, each identified issuer is:

Notifying the SEC and/or each State in which this notice is filed of the offering of securities described and undertaking to furnish them, upon written request, in accordance with applicable law, the information furnished to offerees.*

Irrevocably appointing each of the Secretary of the SEC and the Securities Administrator or other legally designated officer of the State in which the issuer maintains its principal place of business and any State in which this notice is filed, as its agents for service of process, and agreeing that these persons may accept service on its behalf, of any notice, process or pleading, and further agreeing that such service may be made by registered or certified mail, in any Federal or state action, administrative proceeding, or arbitration brought against the issuer in any place subject to the jurisdiction of the United States, if the action, proceeding or arbitration (a) arises out of any activity in connection with the offering of securities that is the subject of this notice, and (b) is founded, directly or indirectly, upon the provisions of: (i) the Securities Act of 1933, the Securities Exchange Act of 1934, the Trust Indenture Act of 1939, the Investment Company Act of 1940, or the Investment Advisers Act of 1940, or any rule or regulation under any of these statutes; or (ii) the laws of the State in which the issuer maintains its principal place of business or any State in which this notice is filed.

Certifying that, if the issuer is claiming a Rule 505 exemption, the issuer is not disqualified from relying on Rule 505 for one of the reasons stated in Rule 505(b)(2)(iii).

* This undertaking does not affect any limits Section 102(a) of the National Securities Markets Improvement Act of 1996 ("NSMIA") [Pub. L. No. 104-290, 110 Stat. 3416 (Oct. 11, 1996)] imposes on the ability of States to require information. As a result, if the securities that are the subject of this Form D are "covered securities" for purposes of NSMIA, whether in all instances or due to the nature of the offering that is the subject of this Form D, States cannot routinely require offering materials under this undertaking or otherwise and can require offering materials only to the extent NSMIA permits them to do so under NSMIA's preservation of their anti-fraud authority.

Each identified issuer has read this notice, knows the contents to be true, and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person. (Check this box [ ] and attach Signature Continuation Pages for signatures of issuers identified in Item 1 above but not represented by signer below.)

Issuer(s): Solvay S.A.

Name of Signer: Bernard de Laguiche

Signature: [signature]

Title: Director, Member of the Executive Committee, and CFO

Number of continuation pages attached: 4

Date: 8/1/2009
January , 2009

*Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB number.*

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

## Item 3 Continuation Page

### Item 3. Related Persons (Continued)

Last Name: Cautreels
First Name: Werner
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): [X] Executive Officer [ ] Director [ ] Promoter
Clarification of Response (if Necessary):

---

Last Name: Jourquin
First Name: Christian
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): [X] Executive Officer [ ] Director [ ] Promoter
Clarification of Response (if Necessary):

---

Last Name: de Laguiche
First Name: Bernard
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): [X] Executive Officer [ ] Director [ ] Promoter
Clarification of Response (if Necessary):

---

Last Name: De Cuyper
First Name: Vincent
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): [X] Executive Officer [ ] Director [ ] Promoter
Clarification of Response (if Necessary):

*(Copy and use additional copies of this page as necessary.)*

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

## Item 3 Continuation Page

### Item 3. Related Persons (Continued)

Last Name: van Rijckevorsel
First Name: Jacques
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): [X] Executive Officer [ ] Director [ ] Promoter
Clarification of Response (if Necessary):

---

Last Name: Mesland
First Name: Jean-Michael
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): [X] Executive Officer [ ] Director [ ] Promoter
Clarification of Response (if Necessary):

---

Last Name: Kearns
First Name: Roger
Middle Name:
Street Address 1: 16-17 Floor, Wave Place, 55 Wireless Road, Kwaeng Lumpini
Street Address 2:
City: Khet Pathumwan, Bangkok
State/Province/Country: 10330 Thailand
ZIP/Postal Code:
Relationship(s): [X] Executive Officer [ ] Director [ ] Promoter
Clarification of Response (if Necessary):

---

Last Name: de Wangen
First Name: Baron Hubert
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): [ ] Executive Officer [X] Director [ ] Promoter
Clarification of Response (if Necessary):

*(Copy and use additional copies of this page as necessary.)*

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

## Item 3 Continuation Page

**Item 3. Related Persons (Continued)**

Last Name: Solvay
First Name: Jean-Marie
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter
Clarification of Response (if Necessary):

---

Last Name: de Selliers de Moranville
First Name: Chevalier Guy
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter
Clarification of Response (if Necessary):

---

Last Name: Solvay
First Name: Denis
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter
Clarification of Response (if Necessary):

---

Last Name: Boël
First Name: Nicolas
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter
Clarification of Response (if Necessary):

*(Copy and use additional copies of this page as necessary.)*

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

## Item 3 Continuation Page

**Item 3. Related Persons (Continued)**

| Last Name | First Name | Middle Name |
|---|---|---|
| Sadler | Whitson | |

| Street Address 1 | Street Address 2 |
|---|---|
| Rue du Prince Albert, 33 | |

| City | State/Province/Country | ZIP/Postal Code |
|---|---|---|
| 1050 Bruxelles, Belgium | | |

Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter

Clarification of Response (if Necessary)

---

| Last Name | First Name | Middle Name |
|---|---|---|
| van Zeebroeck | Jean | |

| Street Address 1 | Street Address 2 |
|---|---|
| Rue du Prince Albert, 33 | |

| City | State/Province/Country | ZIP/Postal Code |
|---|---|---|
| 1050 Bruxelles, Belgium | | |

Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter

Clarification of Response (if Necessary)

---

| Last Name | First Name | Middle Name |
|---|---|---|
| Folz | Jean-Martin | |

| Street Address 1 | Street Address 2 |
|---|---|
| Rue du Prince Albert, 33 | |

| City | State/Province/Country | ZIP/Postal Code |
|---|---|---|
| 1050 Bruxelles, Belgium | | |

Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter

Clarification of Response (if Necessary)

---

| Last Name | First Name | Middle Name |
|---|---|---|
| Casimir-Lambert | Charles | |

| Street Address 1 | Street Address 2 |
|---|---|
| Rue du Prince Albert, 33 | |

| City | State/Province/Country | ZIP/Postal Code |
|---|---|---|
| 1050 Bruxelles, Belgium | | |

Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter

Clarification of Response (if Necessary)

*(Copy and use additional copies of this page as necessary.)*

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

## Item 3 Continuation Page

### Item 3. Related Persons (Continued)

Last Name: van Miert
First Name: Karel
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter
Clarification of Response (if Necessary):

---

Last Name: Bufe, Dr.
First Name: Uwe-Ernst
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter
Clarification of Response (if Necessary):

---

Last Name: van Rossum
First Name: Anton
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter
Clarification of Response (if Necessary):

---

Last Name: Scheuble, Dr.
First Name: Bernhard
Middle Name:
Street Address 1: Rue du Prince Albert, 33
Street Address 2:
City: 1050 Bruxelles, Belgium
State/Province/Country:
ZIP/Postal Code:
Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter
Clarification of Response (if Necessary):

END

*(Copy and use additional copies of this page as necessary.)*